Inventories	12 Months Ended
Dec. 31, 2021
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Inventories
NOTE 11.	INVENTORIES
As of December 31, 2021 and 2020, inventories were as follows:

	2021		2020
Refined and petrochemicals products	Ps.	40,359,715	Ps.	32,175,910
Products in transit		21,614,227		3,476,807
Crude oil		18,540,376		11,997,570
Materials and products in stock		5,036,587		4,736,659
Materials in transit		313,899		76,579
Gas and condensate products		248,338		142,136

	Ps.	86,113,142	Ps.	52,605,661

Ps. 500,000,961, Ps. 315,288,507 and Ps. 443,727,496 of PEMEX’s inventories were recognized as cost of sales as of December 31, 2021, 2020 and 2019, respectively.